Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Receivables
Receivables consist of:

	At Year-End
	2012	2011
	(In thousands)
Loan secured by real estate	$18,507	$20,666
Notes receivable, average interest rate of 6.24% at year-end 2012 and 7.16% at year-end 2011	1,875	1,817
Receivables and accrued interest	13,303	860
	33,685	23,343
Allowance for bad debts	(62)	(62)
	$33,623	$23,281

Estimated Accretable Yield
Estimated accretable yield at year-end 2012 follows:

(In thousands)
Beginning of period (First Quarter-End 2012)	$28,926
Change in accretable yield due to change in timing of estimated cash flows	(515)
Interest income recognized	(3,262)
$25,149